Shareholders' Equity - Movements of Remeasurements of the Defined Benefit Plans Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
At beginning of period	¥ 12,495,799	¥ 11,887,283	¥ 11,042,099
Gains (losses) arising during the period, before tax		582,435	371,438
Gains (losses) arising during the period, before tax	(40,329)	73,662	8,134
Income tax (expense) benefit for changes arising during the period	61,453	(22,492)	(2,315)
Reclassification adjustments for (gains) losses included in net profit, before tax		(275,038)	(109,990)
Share of other comprehensive income (loss) of associates and joint ventures	(4,410)	7,827	(21,140)
Share of other comprehensive income (loss) of associates and joint ventures	3,711	58	(462)
At end of period	11,773,446	12,495,799	11,887,283
Available-for-sale financial assets [member]
At beginning of period	2,122,260	1,929,894	1,756,634
Gains (losses) arising during the period, before tax		582,435	371,438
Income tax (expense) benefit for changes arising during the period		(184,128)	(116,277)
Reclassification adjustments for (gains) losses included in net profit, before tax		(275,038)	(109,990)
Income tax benefit for reclassification adjustments		84,745	33,658
Amount attributable to non-controlling interests		(15,653)	(3,971)
Share of other comprehensive income (loss) of associates and joint ventures		5	(1,598)
At end of period		2,122,260	1,929,894
Financial Assets at Fair Value Through OCI Category [member]
At beginning of period	1,718,937
Gains (losses) arising during the period, before tax	21,936
Income tax (expense) benefit for changes arising during the period	2,982
Reclassification adjustments for (gains) losses included in net profit, before tax	(6,071)
Income tax benefit for reclassification adjustments	1,844
Amount attributable to non-controlling interests	53,769
Share of other comprehensive income (loss) of associates and joint ventures	1,368
Transfer from other reserves to retained earnings	(64,158)
At end of period	1,730,607	1,718,937
Remeasurements of defined benefit plans [member]
At beginning of period	76,102	22,774	18,985
Gains (losses) arising during the period, before tax	(40,329)	73,662	8,134
Income tax (expense) benefit for changes arising during the period	12,407	(22,492)	(2,315)
Amount attributable to non-controlling interests	53	45	(1,568)
Share of other comprehensive income (loss) of associates and joint ventures	760	58	(462)
Transfer from other reserves to retained earnings	23,432	2,055
At end of period	¥ 72,425	¥ 76,102	¥ 22,774